Composition of Other Investments (Detail) (JPY ¥) In Millions	Mar. 31, 2011	Mar. 31, 2010
Schedule of Equity Method Investments [Line Items]
Equity method investments	¥ 172,326	¥ 184,555
Investments held by consolidated investment companies	285,716	95,518
Other equity interests	494,534	567,855
Total other investments	¥ 952,576	¥ 847,928